Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

23. Income Taxes

The following table reconciles the difference between income taxes that would result solely by applying statutory rates to the Company's pre-tax income or loss and income tax expense or recovery recorded in the statement of operations and comprehensive income or loss.

		December 31
	2012	2011

Income (loss) before income taxes	$161,520	$(146,292)
Income tax expense (recovery) at the combined basic rate	53,655	(55,354)
Large corporation and state tax	3,300	2,523
Withholding tax on foreign dividends	3,112	2,105
Tax on other non-deductible expenses	2,369	1,306
Net revisions to certain tax bases and tax rates	1,870	433
Goodwill impairment	-	99,109
Other	2,816	(374)
Income tax expense	$67,122	$49,748

		December 31
	2012	2011

Deferred income tax assets
Unutilized tax loss carryforwards	$79,764	$75,995
Deferred financing costs and offering expenses	677	2,973
Foreign tax credits available for carryforward	14,567	14,567
Accounting provisions not currently deductible for tax	54,532	51,453
Tax value of intangibles and landfill assets in excess of carrying value	18,475	27,943
Other	643	768
Valuation allowance	(18,267)	(18,267)
	150,391	155,432

Deferred income tax liabilities
Carrying value of capital assets in excess of tax value	81,855	55,717
Carrying value of intangibles and landfill assets in excess of tax value	166,109	170,389
Other	6,222	5,560
	254,186	231,666
Net deferred income tax liabilities	$103,795	$76,234

Canada	$38,231	$42,348
U.S.	65,564	33,886
Net deferred income tax liabilities	$103,795	$76,234

The components of domestic and foreign income (loss) before income taxes and domestic and foreign income taxes are as follows:

	2012	2011
Income (loss) before income taxes and net loss from equity accounted investee
Canada	$108,289	$127,991
U.S.	53,231	(274,283)
	$161,520	$(146,292)

Current income tax expense
Canada	$44,894	$43,669
U.S.	4,387	3,764
	49,281	47,433

Deferred income tax expense (recovery)
Canada	(7,921)	(7,489)
U.S.	25,762	9,804
	17,841	2,315
Total income tax expense	$67,122	$49,748

The Company recognizes interest related to uncertain tax positions and penalties to current income tax expense. The Company has no material uncertain tax positions. Accordingly, interest and penalties recognized in respect of uncertain tax positions and amounts accrued in respect thereof amount to $nil at December 31, 2012 and 2011.

The Company is subject to federal, provincial and state income taxes and files tax returns in multiple jurisdictions. Tax years open to audit range from 2000 to 2012 in Canada and from 1997 to 2012 in the U.S.

The Company does not tax effect its foreign currency translation adjustment.

Subsidiaries of the Company have unutilized tax losses amounting to $197,484 (2011 - $187,520) which expire 2013 to 2031. The realization of the deferred income tax assets, net of a $3,250 (2011 - $3,250) valuation allowance on certain U.S. unutilized tax loss carryforwards, totaling $72,544 (2011 - $70,414), is dependent on the Company generating taxable income in future years in which those temporary differences become deductible. Based on management's estimate of the Company's projected future taxable income and its tax planning strategies, management expects to realize these deferred income tax assets in advance of expiry. Changes to the Company's ownership structure could limit the Company's use of unutilized tax losses as imposed by Section 382 of the U.S. Internal Revenue Code.

As of December 31, 2012, a subsidiary of the Company has foreign tax credit carryforwards which expire in 2018 and 2019 that result in a deferred income tax asset totaling $14,567 (2011 - $14,567). As the Company does not expect to generate foreign source income in the future, it has provided a full valuation allowance against the foreign tax credits available for carryforward.

On the Company's acquisition of IESI, IESI issued a $160,000 intercompany note payable (“U.S. note”). Effective August 28, 2007, the U.S. note was cancelled. For the purposes of determining taxable income, IESI has taken the position that the U.S. note and its related interest was commercially reasonable and has deducted the interest paid thereon on this basis. Management has taken steps to ensure that the U.S. note was commercially reasonable, however, there can be no assurance that U.S. taxation authorities will not seek to challenge the treatment of the U.S. note as debt or the amount of interest expense deducted, which could increase IESI's taxable income and accordingly its U.S. federal income tax liability. Management has determined that it has met the more-likely-than-not threshold based on its technical merits and that management's position would be sustained upon examination by the relevant tax authority.